Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
67,814	iShares Core MSCI EAFE ETF	$5,035,189	1.0
22,877	iShares Russell 2000 ETF	5,004,344	1.0
111,015	Vanguard S&P 500 ETF	43,784,316	8.7
196,251	Vanguard Value ETF	26,566,498	5.3

	Total Exchange-Traded Funds
	(Cost $63,992,209)	80,390,347	16.0

MUTUAL FUNDS: 84.0%
	Affiliated Investment Companies: 84.0%
1,284,663	Voya High Yield Bond Fund - Class R6	10,380,077	2.0
158,317	Voya Large-Cap Growth Fund - Class R6	9,980,316	2.0
2,457,595	Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,610,548	7.1
5,819,262	Voya Multi-Manager International Equity Fund - Class I	80,422,206	16.0
3,666,244	Voya Multi-Manager International Factors Fund - Class I	40,292,023	8.0
1,539,743	Voya Multi-Manager Mid Cap Value Fund - Class I	17,614,656	3.5
3,597,797	Voya U.S. Stock Index Portfolio - Class I	71,632,145	14.2
1,642,290	VY® Columbia Contrarian Core Portfolio - Class I	35,161,422	7.0
1,009,163	VY® Invesco Comstock Portfolio - Class I	20,183,256	4.0
497,695	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	10,063,392	2.0
1,214,592	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	38,138,173	7.6
1,223,011	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	17,476,823	3.5
317,713	VY® T. Rowe Price Growth Equity Portfolio - Class I	36,101,724	7.1

	Total Mutual Funds
	(Cost $371,682,680)	423,056,761	84.0

	Total Investments in Securities (Cost $435,674,889)	$503,447,108	100.0
	Assets in Excess of Other Liabilities	132,724	0.0
	Net Assets	$503,579,832	100.0

(1) Non-income producing security.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$80,390,347	$–	$–	$80,390,347
Mutual Funds	423,056,761	–	–	423,056,761
Total Investments, at fair value	$503,447,108	$–	$–	$503,447,108

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya High Yield Bond Fund - Class R6	$9,981,965	$1,665,714	$(1,147,833)	$(119,769)	$10,380,077	$410,149	$136,169	$-
Voya Index Plus LargeCap Portfolio - Class I	-	-	-	-	-	-	-	-
Voya Intermediate Bond Fund - Class R6	6,248,176	303,366	(6,570,533)	18,991	-	64,313	(221,538)	-
Voya Large-Cap Growth Fund - Class R6	12,412,291	989,687	(3,327,005)	(94,657)	9,980,316	-	1,675,524	-
Voya MidCap Opportunities Portfolio - Class I	-	-	-	-	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,330,626	16,144,127	(12,168,616)	(3,695,589)	35,610,548	-	3,804,992	-
Voya Multi-Manager International Equity Fund - Class I	74,396,707	13,545,333	(8,784,746)	1,264,912	80,422,206	-	2,096,403	-
Voya Multi-Manager International Factors Fund - Class I	44,476,663	3,198,555	(9,125,925)	1,742,730	40,292,023	-	1,608,194	-
Voya Multi-Manager Mid Cap Value Fund - Class I	11,284,081	6,837,827	(1,963,905)	1,456,653	17,614,656	-	521,734	-
Voya Short Term Bond Fund - Class R6	-	-	-	-	-	-	-	-
Voya Strategic Income Opportunities Fund - Class R6	-	-	-	-	-	-	-	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	-	-	-	-	-	-	-
Voya U.S. Stock Index Portfolio - Class I	70,854,992	13,077,486	(12,411,061)	110,728	71,632,145	-	3,985,498	6,843,291
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,979,972	67,907	(4,758,350)	(289,529)	-	-	318,860	-
VY® Columbia Contrarian Core Portfolio - Class I	34,918,940	5,242,131	(4,291,844)	(707,805)	35,161,422	212,887	1,780,182	3,776,527
VY® Invesco Comstock Portfolio - Class I	12,454,815	10,819,188	(3,808,771)	718,024	20,183,256	59,442	2,153,770	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	9,875,859	2,403,718	(2,151,573)	(64,612)	10,063,392	36,040	833,453	456,254
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,441,627	6,490,847	(4,995,286)	(799,015)	38,138,173	29,361	757,887	4,472,916
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,203,948	10,172,727	(1,738,675)	(2,161,177)	17,476,823	1,205	630,253	2,682,178
VY® T. Rowe Price Growth Equity Portfolio - Class I	28,503,530	12,378,062	(4,316,952)	(462,916)	36,101,724	-	1,409,392	2,984,117
	$404,364,192	$103,336,675	$(81,561,075)	$(3,083,031)	$423,056,761	$813,397	$21,490,773	$21,215,283

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $443,323,238.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,184,585
Gross Unrealized Depreciation	(60,715)
Net Unrealized Appreciation	$60,123,870